Note 17 - Deferred Income Tax and Social Contribution - Deferred Tax Related to Tax Losses (Details) - BRL (R$) R$ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		R$ (407.1)	R$ (49.9)	R$ (61.5)
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		791.0	R$ 501.0
Unused tax losses [member] | Not later than one year [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		255.0
Unused tax losses [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		69.5
Unused tax losses [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		50.8
Unused tax losses [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		25.6
Unused tax losses [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		40.8
Unused tax losses [member] | Later than five years and not later than seven years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		271.3
Unused tax losses [member] | Later than seven years and not later than ten years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses	[1]	R$ 78.0

[1]	There is no expectation of realization that exceeds the term of 10 years.